Segment reporting (Details 2) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)		Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)		Mar. 31, 2021 INR (₨)
Disclosure of operating segments [line items]
Revenue	₨ 245,879	[1]	$ 2,992	₨ 214,391	[1]	₨ 189,722	[1]
Global Generic [Member]
Disclosure of operating segments [line items]
Revenue	213,768			179,170		154,404
Global Generic [Member] | Oncology [member]
Disclosure of operating segments [line items]
Revenue	48,671			17,051		16,842
Global Generic [Member] | Nervous System [Member]
Disclosure of operating segments [line items]
Revenue	27,888			26,159		29,040
Global Generic [Member] | Pain Management [Member]
Disclosure of operating segments [line items]
Revenue	23,585			18,437		15,531
Global Generic [Member] | Gastrointestinal [Member]
Disclosure of operating segments [line items]
Revenue	23,439			23,386		21,132
Global Generic [Member] | Respiratory [Member]
Disclosure of operating segments [line items]
Revenue	17,074			15,085		11,089
Global Generic [Member] | Anti-Infective [Member]
Disclosure of operating segments [line items]
Revenue	17,066			22,526		12,906
Global Generic [Member] | Cardiovascular [Member]
Disclosure of operating segments [line items]
Revenue	16,187			14,856		15,460
Global Generic [Member] | Hematology [Member]
Disclosure of operating segments [line items]
Revenue	10,316			11,737		4,959
Global Generic [Member] | Dermatology [Member]
Disclosure of operating segments [line items]
Revenue	6,749			6,797		5,240
Global Generic [Member] | Nutraceutical [Member]
Disclosure of operating segments [line items]
Revenue	5,876			4,530		4,059
Global Generic [Member] | Others
Disclosure of operating segments [line items]
Revenue	₨ 16,917			₨ 18,606		₨ 18,146

[1]	Revenues for the year ended March 31, 2023 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.7,577 (as compared to Rs.6,255 and Rs.6,905 for the years ended March 31, 2022 and 2021, respectively) and from the PSAI segment to the Others segment which amount to Rs.128 (as compared to Rs.0 and Rs.0 for the years ended March 31, 2022 and 2021, respectively).